John Hancock
                                                                    Equity Funds

                                                                      Prospectus

                                                                     May 1, 2001

--------------------------------------------------------------------------------

                                                                   Balanced Fund
                                                                Core Equity Fund
                                                                Core Growth Fund
                                                                 Core Value Fund
                                                     Focused Relative Value Fund
                                                              Growth Trends Fund
                                                           Large Cap Growth Fund
                                                            Large Cap Value Fund
                                                             Mid Cap Growth Fund
                                                           Multi Cap Growth Fund
                                                           Small Cap Growth Fund
                                                            Small Cap Value Fund
                                                        Sovereign Investors Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                              [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

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A fund-by-fund summary             Balanced Fund                              4
of goals, strategies, risks,       Core Equity Fund                           6
performance and expenses.          Core Growth Fund                           8
                                   Core Value Fund                           10
                                   Focused Relative Value Fund               12
                                   Growth Trends Fund                        14
                                   Large Cap Growth Fund                     16
                                   Large Cap Value Fund                      18
                                   Mid Cap Growth Fund                       20
                                   Multi Cap Growth Fund                     22
                                   Small Cap Growth Fund                     24
                                   Small Cap Value Fund                      26
                                   Sovereign Investors Fund                  28

Policies and instructions for      Your account
opening, maintaining and
closing an account in any          Choosing a share class                    30
equity fund.                       How sales charges are calculated          30
                                   Sales charge reductions and waivers       31
                                   Opening an account                        32
                                   Buying shares                             33
                                   Selling shares                            34
                                   Transaction policies                      36
                                   Dividends and account policies            36
                                   Additional investor services              37

Further information on the         Fund details
equity funds.
                                   Business structure                        38
                                   Financial highlights                      39

                                   For more information              back cover

Overview

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FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

JOHN HANCOCK EQUITY FUNDS

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     have longer time horizons

o     want to diversify their portfolios

o     are seeking funds for the equity portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

Equity funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock equity funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages more than $30 billion in assets.

Balanced Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities.

At least 75% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the fund's stock portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.

At least 25% of assets will be invested in senior debt securities. The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.


Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal market conditions, the fund may temporarily invest extensively in investment-grade shortterm securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
------------------------------------
Executive vice president of adviser
Joined fund team in 1994
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986

Peter M. Schofield, CFA
------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Portfolio manager at Geewax,
 Terker & Co. (1984-1996)
Began business career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
             1993     1994     1995     1996     1997     1998    1999     2000

            11.38%   -3.51%   24.22%   12.13%   20.79%   14.01%   3.89%   -1.83%

2001 total return as of March 31: -5.49%
Best quarter: Q4 '98, 11.40% Worst quarter: Q3 '99, -4.89%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                               Life of    Life of    Life of
                           1 year    5 year    Class A    Class B    Class C
Class A - began 10/5/92    -6.74%    8.39%     9.07%      --         --
Class B - began 10/5/92    -7.14%    8.49%     --         9.01%      --
Class C - began 5/1/99     -4.39%    --        --         --         -2.80%
Index                      -9.10%    18.33%    17.61%     17.61%     0.53%


Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large or medium capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses                        Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.60%      0.60%      0.60%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   0.41%      0.41%      0.41%
Total fund operating expenses                    1.31%      2.01%      2.01%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $627      $894      $1,182    $2,000
Class B - with redemption                $704      $930      $1,283    $2,157
        - without redemption             $204      $630      $1,083    $2,157
Class C - with redemption                $401      $724      $1,172    $2,414
        - without redemption             $302      $724      $1,172    $2,414


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            SVBAX
CUSIP             47803P104
Newspaper         BalA
SEC number        811-0560
JH fund number    36

Class B
---------------------------------
Ticker            SVBBX
CUSIP             47803P203
Newspaper         BalB
SEC number        811-0560
JH fund number    136

Class C
---------------------------------
Ticker            --
CUSIP             47803P708
Newspaper         --
SEC number        811-0560
JH fund number    536

Core Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 65% of assets in a diversified portfolio of equities which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.


The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:


o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth


This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).


In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

SUBADVISER


Independence Investment LLC
---------------------------------------

Team responsible for day-to-day
 investment management

A subsidiary of John Hancock Financial
 Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
           1992    1993    1994    1995    1996    1997    1998    1999    2000

           9.01%  16.12%  -2.14%  37.20%  21.24%  29.19%  28.84%  12.37%  -7.75%


2001 total return as of March 31: -10.41%
Best quarter: Q4 '98, 24.17% Worst quarter: Q3 '98, -12.75%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                 Life of    Life of    Life of
                            1 year     5 year    Class A    Class B    Class C
Class A - began 6/10/91     -12.37%    14.73%    14.56%     --         --
Class B - began 9/7/95      -12.81%    14.89%    --         15.75%     --
Class C - began 5/1/98      -10.18%    --        --         --         3.92%
Index                       -9.10%     18.33%    16.44%     19.03%     8.03%


Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load) as a
% of purchase or sale price, whichever
is less                                          none(2)    5.00%      1.00%


--------------------------------------------------------------------------------
Annual operating expenses                        Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.74%      0.74%      0.74%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   0.37%      0.37%      0.37%
Total fund operating expenses                    1.41%      2.11%      2.11%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $636      $924      $1,233    $2,106
Class B - with redemption                $714      $961      $1,334    $2,263
        - without redemption             $214      $661      $1,134    $2,263
Class C - with redemption                $411      $754      $1,223    $2,517
        - without redemption             $312      $754      $1,223    $2,517


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            JHDCX
CUSIP             409902707
Newspaper         CoreEqA
SEC number        811-1677
JH fund number    25

Class B
---------------------------------
Ticker            JHIDX
CUSIP             409902806
Newspaper         CoreEqB
SEC number        811-1677
JH fund number    125

Class C
---------------------------------
Ticker            JHCEX
CUSIP             409902863
Newspaper         CoreEqC
SEC number        811-1677
JH fund number    525

Core Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes stocks of companies with relatively high potential long-term earnings growth. The portfolio's risk profile is substantially similar to that of the Russell 1000 Growth Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 40% to 50% of these companies also are included in the Russell 1000 Growth Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Growth Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks. The fund may, however, invest in certain other types of equity securities, including dollar-denominated foreign securities.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

SUBADVISER


Independence Investment LLC
---------------------------------------

Team responsible for day-to-day
 investment management

A subsidiary of John Hancock Financial
 Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                                          2000

                                                                         -17.48%


2001 total return as of March 31: -21.33%
Best quarter: Q4 '99, 18.24% Worst quarter: Q4 '00, -19.26%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                 Life of    Life of    Life of
                                      1 year     Class A    Class B    Class C
Class A - began 7/1/99                -21.60%    -9.19%     --         --
Class B - began 7/1/99                -22.05%    --         -9.08%     --
Class C - began 7/1/99                -19.68%    --         --         -7.23%
Index                                 -22.76%    -4.90%     -4.90%     -4.90%

Index: Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                          none(2)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses(3)                     Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.80%      0.80%      0.80%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   0.73%      0.73%      0.73%
Total fund operating expenses                    1.83%      2.53%      2.53%
Expense reimbursement (at least until 6/30/01)   0.38%      0.38%      0.38%
Net annual operating expenses                    1.45%      2.15%      2.15%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $640      $1,012    $1,407    $2,511
Class B - with redemption                $718      $1,051    $1,511    $2,665
        - without redemption             $218      $  751    $1,311    $2,665
Class C - with redemption                $415      $  844    $1,398    $2,909
        - without redemption             $316      $  844    $1,398    $2,909

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

(3) Expense figures show the expenses for the past year adjusted to reflect any changes.

FUND CODES

Class A
---------------------------------
Ticker            JACGX
CUSIP             410132849
Newspaper         CoreGrA
SEC number        811-8852
JH fund number    79

Class B
---------------------------------
Ticker            JBCGX
CUSIP             410132831
Newspaper         CoreGrB
SEC number        811-8852
JH fund number    179

Class C
---------------------------------
Ticker            --
CUSIP             410132823
Newspaper         --
SEC number        811-8852
JH fund number    579

Core Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes relatively undervalued stocks and high dividend yields. The portfolio's risk profile is substantially similar to that of the Russell 1000 Value Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 50% to 60% of these companies also are included in the Russell 1000 Value Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Value Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks. The fund may, however, invest in certain other types of equity securities, including dollar-denominated foreign securities.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

SUBADVISER


Independence Investment LLC
---------------------------------------


Team responsible for day-to-day
 investment management

A subsidiary of John Hancock Financial
 Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Class A average annual figures reflect sales charges. Year-by-year and index figures do not reflect these charges and would be lower if they did. In addition, 12b-1 fees were imposed beginning July 1, 2000 for Class A shares and would result in lower returns if reflected in these figures. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                       1996     1997     1998     1999    2000

                                       20.66%   30.63%   18.79%   4.65%   6.46%


2001 total return as of March 31: -6.01%
Best quarter: Q4 '98, 18.79% Worst quarter: Q3 '98, -13.99%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                   Life of    Life of    Life of
                               1 year     5 year   Class A    Class B    Class C
Class A - began 10/2/95        1.12%      14.65%   15.55%     --         --
Class B - began 7/1/99         0.55%      --       --         -3.70%     --
Class C - began 7/1/99         3.51%      --       --         --         -1.74%
Index                          4.81%      14.25%   14.76%     -0.92%     -0.92%

Index: Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, value stocks could underperform growth stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses(3)                     Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.80%      0.80%      0.80%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   1.04%      1.04%      1.04%
Total fund operating expenses                    2.14%      2.84%      2.84%
Expense reimbursement (at least until 6/30/01)   0.64%      0.64%      0.64%
Net annual operating expenses                    1.50%      2.20%      2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $645      $1,078    $1,536    $2,801
Class B - with redemption                $723      $1,120    $1,642    $2,953
        - without redemption             $223      $  820    $1,442    $2,953
Class C - with redemption                $420      $  911    $1,528    $3,189
        - without redemption             $321      $  911    $1,528    $3,189

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

(3) Expense figures show the expenses for the past year adjusted to reflect any changes.

FUND CODES

Class A
---------------------------------
Ticker            JHIVX
CUSIP             410132807
Newspaper         --
SEC number        811-8852
JH fund number    88

Class B
---------------------------------
Ticker            JHVBX
CUSIP             410132815
Newspaper         CoreValB
SEC number        811-8852
JH fund number    188

Class C
---------------------------------
Ticker            --
CUSIP             410132799
Newspaper         --
SEC number        811-8852
JH fund number    588

Focused Relative Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in stocks of companies of any size. The fund utilizes a focused investment strategy and will typically concentrate its investments in 20 to 35 U.S. and foreign companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the management team emphasizes a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

Timothy E. Quinlisk, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Analyst at Hagler, Mastrouita
 & Hewitt (1997-1998)
Analyst at State Street Global
 Advisors (1995-1997)
Began business career in 1985

James S. Yu, CFA
---------------------------------
 Vice president of adviser
 Joined fund team in 2000
 Joined adviser in 2000
 Analyst at Merrill Lynch Asset
 Management (1998-2000)
 Analyst at Gabelli & Company
 (1995-1998)
 Began business career in 1990

R. Scott Mayo, CFA
---------------------------------
Second vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Analyst at Morgan Stanley (1998)
Analyst at Grantham, Mayo
 & Van Otterloo (1993-1996)
Began business career in 1993

PAST PERFORMANCE

[Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks. Similarly, value stocks could underperform growth stocks.

To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annualized expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses                        Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.85%      0.85%      0.85%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   0.46%      0.46%      0.46%
Total fund operating expenses                    1.61%      2.31%      2.31%
Expense reimbursement (at least until 2/28/02)   0.11%      0.11%      0.11%
Net annual operating expenses                    1.50%      2.20%      2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                    Year 1     Year 3
--------------------------------------------------------------------------------
Class A                                                     $645       $972
Class B - with redemption                                   $723       $1,011
        - without redemption                                $223       $711
Class C - with redemption                                   $420       $804
        - without redemption                                $321       $804

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            --
CUSIP             478032790
Newspaper         --
SEC number        811-3392
JH fund number    61

Class B
---------------------------------
Ticker            --
CUSIP             478032774
Newspaper         --
SEC number        811-3392
JH fund number    161

Class C
---------------------------------
Ticker            --
CUSIP             478032766
Newspaper         --
SEC number        811-3392
JH fund number    561

Growth Trends Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately 1/3 of assets in equity securities including common and preferred stocks and their equivalents of U.S. and foreign companies in each of the following sectors: financial services, health care and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a 1/3 weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services, health-care and technology sectors include: banks, insurance companies, brokerage firms and financial holding companies; pharmaceutical, biotechnology and biochemical research and development companies; companies in such fields as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

The managers seek to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.

The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, restricted securities.


The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal market conditions, the fund may temporarily invest in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

ADVISER

John Hancock Advisers, Inc.
-------------------------------
Team responsible for financial
 services sector investment
 management

SUBADVISERS

Fund Asset Management, L.P.
d/b/a Mercury Advisors
-------------------------------
Team responsible for health-
 care sector investment
 management

Founded in 1977

Supervised by the adviser

American Fund Advisors, Inc.
-------------------------------
Team responsible for technology
 sector investment management

Founded in 1978

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund is a new fund, there is no past performance to report.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy significantly influences performance, especially because this fund focuses on a few sectors of the economy.

Stocks of financial services, health-care and technology companies as a group may fall out of favor with the market, causing the fund to underperform its peers or funds that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Health-care companies are strongly affected by worldwide scientific or technological developments and changes in governmental policies.

Technology companies are subject to intense competition making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and mid-sized-capitalization companies can be more volatile than those of larger companies.

o     Certain derivatives could produce disproportionate losses.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annualized expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses                        Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   1.00%      1.00%      1.00%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   0.45%      0.45%      0.45%
Total fund operating expenses                    1.75%      2.45%      2.45%
Expense reimbursement (at least until 2/28/02)   0.10%      0.10%      0.10%
Net annual operating expenses                    1.65%      2.35%      2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $659      $1,014    $1,393    $2,451
Class B - with redemption                $738      $1,054    $1,497    $2,606
        - without redemption             $238      $  754    $1,297    $2,606
Class C - with redemption                $435      $  846    $1,384    $2,851
        - without redemption             $336      $  846    $1,384    $2,851

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            JGTAX
CUSIP             41014V109
Newspaper         GTrendA
SEC number        811-4079
JH fund number    46

Class B
---------------------------------
Ticker            JGTBX
CUSIP             41014V208
Newspaper         GTrendB
SEC number        811-4079
JH fund number    146

Class C
---------------------------------
Ticker            JGTCX
CUSIP             41014V307
Newspaper         GTrendC
SEC number        811-4079
JH fund number    546

Large Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $0.88 billion to $415.8 billion as of March 31, 2001).

In choosing individual stocks, the managers use fundamental financial analysis to identify companies with:

o     strong cash flows

o     secure market franchises

o     sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The managers use various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above- average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

William L. Braman
--------------------------------
Executive vice president and
 chief investment officer of
 adviser
Joined fund team in 2000
Joined adviser in 2000
Chief investment officer at
 Baring Asset Management
 (London 1998-2000)
Head of U.S. equity team at
 Baring Asset Management
 (Boston 1989-1998)
Began business career in 1977

Robert J. Uek, CFA
--------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1997
Corporate finance manager
 at Ernst & Young (1994-1997)
Began business career in 1990


Paul J. Berlinguet
--------------------------------
Vice president of adviser
Joined fund team in 2001
Joined adviser in 2001
U.S. equity investment manager
 at Baring America Asset
 Management (1989-2001)
Began business career in 1986

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
  1991   1992    1993    1994    1995    1996    1997    1998    1999    2000

 41.76%  6.06%  13.16%  -7.61%  27.17%  20.40%  16.70%  26.42%  20.52%  -30.74%

2001 total return as of March 31: -30.71%
Best quarter:  Q4 '98, 22.38% Worst quarter: Q4 '00, -23.36%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Life of    Life of
                            1 year     5 year    10 year    Class B    Class C
Class A                     -34.20%    7.09%     10.91%     --         --
Class B - began 1/3/94      -34.50%    7.22%     --         7.77%      --
Class C - began 6/1/98      -32.54%    --        --         --         -2.03%
Index 1                     -9.10%     18.33%    17.46%     18.27%     9.03%
Index 2                     -24.53%    18.98%    17.50%     19.45%     8.51%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell Top 200 Growth Index, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

In the future, the adviser will compare the fund's performance only to the Russell Top 200 Growth Index since it more closely represents the fund's investment strategy.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses                        Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.75%      0.75%      0.75%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   0.31%      0.31%      0.31%
Total fund operating expenses                    1.36%      2.06%      2.06%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $632      $909      $1,207    $2,053
Class B - with redemption                $709      $946      $1,308    $2,210
        - without redemption             $209      $646      $1,108    $2,210
Class C - with redemption                $406      $739      $1,197    $2,466
        - without redemption             $307      $739      $1,197    $2,466

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            JHNGX
CUSIP             409906302
Newspaper         LpCpGrA
SEC number        811-4630
JH fund number    20

Class B
---------------------------------
Ticker            JHGBX
CUSIP             409906401
Newspaper         LpCpGrB
SEC number        811-4630
JH fund number    120

Class C
---------------------------------
Ticker            --
CUSIP             409906849
Newspaper         --
SEC number        811-4630
JH fund number    520

Large Cap Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $0.67 billion to $415.8 billion as of March 31, 2001).


In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.


The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Timothy E. Quinlisk, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1998
Analyst at Hagler, Mastrouita
 & Hewitt (1997-1998)
Analyst at State Street Global
 Advisors (1995-1997)
Began business career in 1985

James S. Yu, CFA
---------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
 Management (1998-2000)
Analyst at Gabelli & Company
 (1995-1998)
Began business career in 1990

R. Scott Mayo, CFA
---------------------------------
Second vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Analyst at Morgan Stanley (1998)
Analyst at Grantham, Mayo
 & Van Otterloo (1993-1996)
Began business career in 1993

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
   1991    1992   1993    1994    1995    1996    1997    1998    1999    2000
  32.29%   6.02%  9.74%  -8.49%  36.74%  22.21%  36.71%  15.94%  37.89%  -2.93%


2001 total return as of March 31: -5.59%
Best quarter: Q4 '99, 31.65% Worst quarter: Q3 '98, -12.95%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Life of    Life of
                              1 year    5 year   10 year    Class B    Class C
Class A                       -7.77%    9.75%    16.85%     --         --
Class B - began 8/22/91       -7.47%    9.92%    --         15.66%     --
Class C - began 5/1/98        -5.36%    --       --         --         10.88%
Index                         -9.10%    8.33%    17.46%     16.38%     8.03%


Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could underperform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)    5.00%      1.00%


--------------------------------------------------------------------------------
Annual operating expenses                        Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.625%     0.625%     0.625%
Distribution and service (12b-1) fees            0.25%      1.00%      1.00%
Other expenses                                   0.265%     0.265%     0.265%
Total fund operating expenses                    1.14%      1.89%      1.89%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $610      $844      $1,096    $1,817
Class B - with redemption                $692      $894      $1,221    $2,016
        - without redemption             $192      $594      $1,021    $2,016
Class C - with redemption                $389      $688      $1,111    $2,289
        - without redemption             $290      $688      $1,111    $2,289


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            TAGRX
CUSIP             41013P103
Newspaper         LgCpVIA
SEC number        811-0560
JH fund number    50

Class B
---------------------------------
Ticker            TSGWX
CUSIP             41013P202
Newspaper         LgCpVIB
SEC number        811-0560
JH fund number    150

Class C
---------------------------------
Ticker            JHLVX
CUSIP             41013P301
Newspaper         LgCpVIC
SEC number        811-0560
JH fund number    550

Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $0.02 billion to $19.37 billion as of March 31, 2001).


The managers conduct fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the managers look for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The managers consider broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund generally invests in more than 100 companies. The fund may not invest more than 5% of assets in any one security.


The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).


In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGER

Barbara C. Friedman, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1998
Head of mid-cap equity group
 at Fleet Investment Advisors
 (1996-1997)
Began business career in 1973

Timothy N. Manning
---------------------------------
Joined fund team in 2000
Joined adviser in 2000
Analyst at State Street Research
 (1999-2000)
Equity research associate at
 State Street Research
(1996-1999)
Began business career in 1993

PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                          1994     1995    1996   1997   1998    1999    2000

                          -8.76%  34.24%  29.05%  2.37%  6.53%  58.17%  -13.52%


2001 total return as of March 31: -30.04%
Best quarter: Q4 '99, 45.43% Worst quarter: Q3 '98, -21.36%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                 Life of    Life of    Life of
                             1 year    5 year    Class A    Class B    Class C
Class A - began 11/1/93      -17.86%   12.84%    11.82%     --         --
Class B - began 11/1/93      -18.16%   12.96%    --         11.85%     --
Class C - began 6/1/98       -15.76%   --        --         --         12.52%
Index 1                      -9.10%    18.33%    17.83%     17.83%     9.03%
Index 2                      -11.75%   17.77%    16.66%     16.66%     15.34%


Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses                        Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.80%      0.80%      0.80%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   0.36%      0.36%      0.36%
Total fund operating expenses                    1.46%      2.16%      2.16%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1    Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                 $641      $939       $1,258    $2,159
Class B - with redemption               $719      $976       $1,359    $2,315
        - without redemption            $219      $676       $1,159    $2,315
Class C - with redemption               $416      $769       $1,248    $2,568
        - without redemption            $317      $769       $1,248    $2,568

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            SPOAX
CUSIP             409906807
Newspaper         MdCpGrA
SEC number        811-4630
JH fund number    39

Class B
---------------------------------
Ticker            SPOBX
CUSIP             409906880
Newspaper         MdCpGrB
SEC number        811-4630
JH fund number    139

Class C
---------------------------------
Ticker            --
CUSIP             409906823
Newspaper         --
SEC number        811-4630
JH fund number    539

Multi Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the management team focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the managers use fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.


The fund may invest in preferred stocks and other types of equities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).


In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

Anurag Pandit, CFA
---------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1996
Equity analyst at Loomis Sayles
 (1992-1996)
Began business career in 1984

Bernice S. Behar, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 2000
Joined adviser in 1991
Began business career in 1986

PAST PERFORMANCE

[Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annualized expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      5.00%      5.00%      2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price               5.00%      none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses                        Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   0.75%      0.75%      0.75%
Distribution and service (12b-1) fees            0.30%      1.00%      1.00%
Other expenses                                   0.46%      0.46%      0.46%
Total fund operating expenses                    1.51%      2.21%      2.21%
Expense reimbursement (at least until 2/28/02)   0.11%      0.11%      0.11%
Net annual operating expenses                    1.40%      2.10%      2.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                     Year 1    Year 3
--------------------------------------------------------------------------------
Class A                                                      $635      $943
Class B - with redemption                                    $713      $981
        - without redemption                                 $213      $681
Class C - with redemption                                    $410      $774
        - without redemption                                 $311      $774

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            --
CUSIP             478032709
Newspaper         --
SEC number        811-3392
JH fund number    10

Class B
---------------------------------
Ticker            --
CUSIP             478032808
Newspaper         --
SEC number        811-3392
JH fund number    110

Class C
---------------------------------
Ticker            --
CUSIP             478032881
Newspaper         --
SEC number        811-3392
JH fund number    510

Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $10 million to $4.20 billion as of March 31, 2001).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one company.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.


The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).


In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
--------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1986

Anurag Pandit, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Equity analyst at Loomis Sayles
 (1992-1996)
Began business career in 1984


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1991    1992    1993    1994    1995    1996    1997    1998    1999     2000

58.82%  12.13%  11.82%  -1.49%  42.13%  12.95%  14.45%  11.65%  63.62%  -22.04%


2001 total return as of March 31: -20.58%
Best quarter: Q4 '99, 43.58% Worst quarter: Q4 '00, -22.37%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Life of    Life of
                           1 year     5 year     10 year    Class A    Class C
Class A - began 8/22/91    -25.40%    12.66%     --         15.11%     --
Class B                    -25.76%    12.74%     17.77%     --         --
Class C - began 6/1/98     -23.59%    --         --         --         13.58%
Index 1                    -3.02%     10.31%     15.53%     13.09%     3.55%
Index 2                    -22.43%    7.14%      12.80%     9.95%*     2.89%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.

Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

* As of September 1, 1991.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price           5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.74%        0.74%        0.74%
Distribution and service (12b-1) fees        0.25%        1.00%        1.00%
Other expenses                               0.29%        0.29%        0.29%
Total fund operating expenses                1.28%        2.03%        2.03%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $624         $886         $1,167       $1,968
Class B - with redemption       $706         $937         $1,293       $2,166
        - without redemption    $206         $637         $1,093       $2,166
Class C - with redemption       $403         $730         $1,182       $2,435
        - without redemption    $304         $730         $1,182       $2,435

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            TAEMX
CUSIP             478032105
Newspaper         SmCpGrA
SEC number        811-3392
JH fund number    60

Class B
---------------------------------
Ticker            TSEGX
CUSIP             478032204
Newspaper         SmCpGrB
SEC number        811-3392
JH fund number    160

Class C
---------------------------------
Ticker            JSGCX
CUSIP             478032501
Newspaper         SmCpGrC
SEC number        811-3392
JH fund number    560

Small Cap Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $10 million to $4.20 billion as of March 31, 2001).


In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.


The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies).


Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

Timothy E. Quinlisk, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1998
Analyst at Hagler, Mastrouita
 & Hewitt (1997-1998)
Analyst at State Street Global
 Advisors (1995-1997)
Began business career in 1985

James S. Yu, CFA
---------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
 Management (1998-2000)
Analyst at Gabelli & Company
 (1995-1998)
Began business career in 1990

R. Scott Mayo, CFA
---------------------------------
Second vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Analyst at Morgan Stanley (1998)
Analyst at Grantham, Mayo
 & Van Otterloo (1993-1996)
Began business career in 1993

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                    1994     1995     1996     1997     1998     1999     2000

                    7.81%   20.26%   12.91%   25.25%   -2.10%   98.25%   -6.26%


2001 total return as of March 31: -5.59%
Best quarter: Q4 '99, 47.75% Worst quarter: Q3 '98, -21.43%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                  Life of    Life of    Life of
                             1 year     5 year    Class A    Class B    Class C
Class A - began 1/3/94       -10.95%    19.57%    17.93%     --         --
Class B - began 1/3/94       -11.20%    19.79%    --         17.96%     --
Class C - began 5/1/98       -8.69%     --        --         --         19.51%
Index                        -3.02%     10.31%    10.89%     10.89%     1.32%

Index: Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, value stocks could underperform growth stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price           5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.70%        0.70%        0.70%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               0.36%        0.36%        0.36%
Total fund operating expenses                1.36%        2.06%        2.06%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $632         $909         $1,207       $2,053
Class B - with redemption       $709         $946         $1,308       $2,210
        - without redemption    $209         $646         $1,108       $2,210
Class C - with redemption       $406         $739         $1,197       $2,466
        - without redemption    $307         $739         $1,197       $2,466

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            SPVAX
CUSIP             409905700
Newspaper         SmCpVlA
SEC number        811-3999
JH fund number    37

Class B
---------------------------------
Ticker            SPVBX
CUSIP             409905809
Newspaper         SmCpVlB
SEC number        811-3999
JH fund number    137

Class C
---------------------------------
Ticker            SPVCX
CUSIP             409905882
Newspaper         SmCpVlC
SEC number        811-3999
JH fund number    537

Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of stocks in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2001, that range was $0.67 billion to $415.8 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. The managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.


The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).


Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
------------------------------------
Executive vice president of adviser
Joined fund team in 1983
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986

Peter M. Schofield, CFA
------------------------------------
Vice president of adviser
Joined fund team in 1996
 Joined adviser in 1996
Portfolio manager at Geewax,
 Terker & Co. (1984-1996)
Began business career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
     1991    1992   1993   1994    1995    1996    1997    1998    1999   2000

     30.72%  7.23%  5.71%  -1.85%  29.15%  17.57%  29.14%  15.62%  5.91%  4.10%

2001 total return as of March 31: -7.59%
Best quarter: Q4 '98, 15.56% Worst quarter: Q3 '98, -7.85%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Life of    Life of
                             1 year    5 year    10 year    Class B    Class C
Class A                      -1.10%    12.95%    13.19%     --         --
Class B - began 1/3/94       -1.44%    13.04%    --         12.94%     --
Class C - began 5/1/98       1.33%     --        --         --         4.73%
Index                        -9.10%    18.33%    17.46%     18.27%     8.03%


Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load) on
purchases as a % of purchase price           5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.55%        0.55%        0.55%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               0.23%        0.23%        0.23%
Total fund operating expenses                1.08%        1.78%        1.78%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $605         $826         $1,066       $1,751
Class B - with redemption       $681         $860         $1,164       $1,910
        - without redemption    $181         $560         $  964       $1,910
Class C - with redemption       $378         $655         $1,055       $2,174
        - without redemption    $279         $655         $1,055       $2,174


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------
Ticker            SOVIX
CUSIP             47803P302
Newspaper         SvInvA
SEC number        811-0560
JH fund number    29

Class B
---------------------------------
Ticker            SOVBX
CUSIP             47803P401
Newspaper         SvInvB
SEC number        811-0560
JH fund number    129

Class C
---------------------------------
Ticker            SOVCX
CUSIP             47803P609
Newspaper         --
SEC number        811-0560
JH fund number    529

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o Distribution and service (12b-1) fees of 0.30% (0.25% for Large Cap Value and Small Cap Growth).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment
Up to $49,999              5.00%           5.26%
$50,000 - $99,999          4.50%           4.71%
$100,000 - $249,999        3.50%           3.63%
$250,000 - $499,999        2.50%           2.56%
$500,000 - $999,999        2.00%           2.04%
$1,000,000 and over        See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment
Up to $1,000,000           1.00%           1.01%
$1,000,000 and over        none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                           CDSC on shares
Your investment                            being sold
First $1M - $4,999,999                     1.00%
Next $1 - $5M above that                   0.50%
Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


30  YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                        CDSC on shares
Years after purchase                    being sold
1st year                                5.00%
2nd year                                4.00%
3rd or 4th year                         3.00%
5th year                                2.00%
6th year                                1.00%
After 6th year                          none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                    CDSC
1st year                                1.00%
After 1st year                          none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                YOUR ACCOUNT  31

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $250

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


32  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

By check

[Clip Art]     o  Make out a check for the        o  Make out a check for the
                  investment amount,                 investment amount
                  payable to "John Hancock           payable to "John Hancock
                  Signature Services,                Signature Services,
                  Inc."                              Inc."

               o  Deliver the check and           o  Fill out the detachable
                  your completed                     investment slip from an
                  application to your                account statement. If no
                  financial                          slip is available,
                  representative, or mail            include a note
                  them to Signature                  specifying the fund
                  Services (address                  name, your share class,
                  below).                            your account number and
                                                     the name(s) in which the
                                                     account is registered.

                                                  o  Deliver the check and
                                                     your investment slip or
                                                     note to your financial
                                                     representative, or mail
                                                     them to Signature
                                                     Services (address
                                                     below).

By exchange

[Clip Art]     o  Call your financial             o  Log on to
                  representative or                  www.jhfunds.com to
                  Signature Services to              process exchanges
                  request an exchange.               between funds.

                                                  o  Call EASI-Line for
                                                     automated service 24
                                                     hours a day using your
                                                     touch-tone phone at
                                                     1-800-338-8080.

                                                  o  Call your financial
                                                     representative or
                                                     Signature Services to
                                                     request an exchange.

By wire

[Clip Art]     o  Deliver your completed          o  Instruct your bank to
                  application to your                wire the amount of your
                  financial                          investment to:
                  representative, or mail              First Signature Bank
                  it to Signature                      & Trust Account #
                  Services.                            900000260 Routing #
                                                       211475000
               o  Obtain your account
                  number by calling your          Specify the fund name, your
                  financial representative        share class, your account
                  or Signature Services.          number and the name(s) in
                                                  which the account is
               o  Instruct your bank to           registered. Your bank may
                  wire the amount of your         charge a fee to wire funds.
                  investment to:
                    First Signature Bank
                    & Trust Account #
                    900000260 Routing #
                    211475000

               Specify the fund name, your
               choice of share class, the
               new account number and the
               name(s) in which the
               account is registered. Your
               bank may charge a fee to
               wire funds.

By Internet

[Clip Art]     See "By exchange" and "By          o  Verify that your bank or
               wire."                                credit union is a member
                                                     of the Automated
                                                     Clearing House (ACH)
                                                     system.

                                                  o  Complete the "Bank
                                                     Information" section on
                                                     your account
                                                     application.

                                                  o  Log on to
                                                     www.jhfunds.com to
                                                     initiate purchases using
                                                     your authorized bank
                                                     account.

By phone

[Clip Art]     See "By exchange" and "By          o  Verify that your bank or
               wire."                                credit union is a member
                                                     of the Automated
                                                     Clearing House (ACH)
                                                     system.

                                                  o  Complete the "Bank
                                                     Information" section on
                                                     your account
                                                     application.

                                                  o  Call EASI-Line for
                                                     automated service 24
                                                     hours a day using your
                                                     touch-tone phone at
                                                     1-800-338-8080.

                                                  o  Call your financial
                                                     representative or
                                                     Signature Services
                                                     between 8 A.M. and 4
                                                     P.M. Eastern Time on
                                                     most business days.

-----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
-----------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                YOUR ACCOUNT  33

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
               Designed for                  To sell some or all of your shares

By letter

[Clip Art]     o  Accounts of any type.      o  Write a letter of
                                                instruction or complete
               o  Sales of any amount.          a stock power indicating
                                                the fund name, your
                                                share class, your
                                                account number, the
                                                name(s) in which the
                                                account is registered
                                                and the dollar value or
                                                number of shares you
                                                wish to sell.

                                             o  Include all signatures
                                                and any additional
                                                documents that may be
                                                required (see next
                                                page).

                                             o  Mail the materials to
                                                Signature Services.

                                             o  A check will be mailed
                                                to the name(s) and
                                                address in which the
                                                account is registered,
                                                or otherwise according
                                                to your letter of
                                                instruction.

By Internet

[Clip Art]     o  Most accounts.             o  Log on to
                                                www.jhfunds.com to
               o  Sales of up to $100,000.      initiate redemptions
                                                from your funds.

By phone

[Clip Art]     o  Most accounts.             o  Call EASI-Line for
                                                automated service 24
               o  Sales of up to $100,000.      hours a day using your
                                                touch-tone phone at
                                                1-800-338-8080.

                                             o  Call your financial
                                                representative or
                                                Signature Services
                                                between 8 A.M. and 4
                                                P.M. Eastern Time on
                                                most business days.


By wire or electronic funds transfer (EFT)

[Clip Art]     o  Requests by letter to      o  To verify that the
                  sell any amount.              Internet or telephone
                                                redemption privilege is
               o  Requests by Internet or       in place on an account,
                  phone to sell up to           or to request the form
                  $100,000.                     to add it to an existing
                                                account, call Signature
                                                Services.

                                             o  Amounts of $1,000 or
                                                more will be wired on
                                                the next business day. A
                                                $4 fee will be deducted
                                                from your account.

                                             o  Amounts of less than
                                                $1,000 may be sent by
                                                EFT or by check. Funds
                                                from EFT transactions
                                                are generally available
                                                by the second business
                                                day. Your bank may
                                                charge a fee for this
                                                service.

By exchange

[Clip Art]     o  Accounts of any type.      o  Obtain a current
                                                prospectus for the fund
               o  Sales of any amount.          into which you are
                                                exchanging by Internet
                                                or by calling your
                                                financial representative
                                                or Signature Services.

                                             o  Log on to
                                                www.jhfunds.com to
                                                process exchanges
                                                between your funds.

                                             o  Call EASI-Line for
                                                automated service 24
                                                hours a day using your
                                                touch-tone phone at
                                                1-800-338-8080.

                                             o  Call your financial
                                                representative or
                                                Signature Services to
                                                request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


34  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                       Requirements for written requests
                                                                      [Clip Art]
--------------------------------------------------------------------------------

Owners of individual, joint or               o  Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).                        o  On the letter, the
                                                signatures of all persons
                                                authorized to sign for the
                                                account, exactly as the
                                                account is registered.

                                             o  Signature guarantee if
                                                applicable (see above).

Owners of corporate, sole                    o  Letter of instruction.
proprietorship, general partner or
association accounts.                        o  Corporate
                                                business/organization
                                                resolution, certified
                                                within the past 12 months,
                                                or a John Hancock Funds
                                                business/ organization
                                                certification form.

                                             o  On the letter and the
                                                resolution, the signature
                                                of the person(s) authorized
                                                to sign for the account.

                                             o  Signature guarantee if
                                                applicable (see above).

Owners or trustees of trust                  o  Letter of instruction.
accounts.
                                             o  On the letter, the
                                                signature(s) of the
                                                trustee(s).

                                             o  Copy of the trust document
                                                certified within the past
                                                12 months or a John Hancock
                                                Funds trust certification
                                                form.

                                             o  Signature guarantee if
                                                applicable (see above).

Joint tenancy shareholders with              o  Letter of instruction
rights of survivorship whose                    signed by surviving tenant.
co-tenants are deceased.
                                             o  Copy of death certificate.

                                             o  Signature guarantee if
                                                applicable (see above).

Executors of shareholder estates.            o  Letter of instruction
                                                signed by executor.

                                             o  Copy of order appointing
                                                executor, certified within
                                                the past 12 months.

                                             o  Signature guarantee if
                                                applicable (see above).

Administrators, conservators,                o  Call 1-800-225-5291 for
guardians and other sellers or                  instructions.
account types not listed above.

-----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
-----------------------------------------


                                                                YOUR ACCOUNT  35

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Balanced and Sovereign Investors funds typically pay income dividends quarterly. All other funds declare and pay any income dividends annually.


Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to


36  YOUR ACCOUNT
you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                YOUR ACCOUNT  37

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Balanced, Core Growth, Core Value, Focused Relative Value, Growth Trends, Large Cap Value, Mid Cap Growth, Multi Cap Growth and Small Cap Growth funds have the power to change these funds' respective investment goals without shareholder approval.

Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                                % of net assets
--------------------------------------------------------------------------------
Balanced                                            0.60%
Core Equity                                         0.74%
Core Growth                                         0.42%
Core Value                                          0.16%
Growth Trends                                       0.90%
Large Cap Growth                                    0.75%
Large Cap Value                                     0.625%
Mid Cap Growth                                      0.80%
Small Cap Growth                                    0.74%
Small Cap Value                                     0.70%
Sovereign Investors                                 0.55%


                            -----------------------
                                  Shareholders
                            -----------------------

    Distribution and
  shareholder services

               ---------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
               ---------------------------------------------------

               ---------------------------------------------------
                            Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives.
               ---------------------------------------------------

               ---------------------------------------------------
                                 Transfer agent

                     John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
               ---------------------------------------------------

                                                                     Asset
                                                                  Management


                      ------------------------------------
                                   Subadvisers

                          American Fund Advisors, Inc.
                               1415 Kellum Place
                             Garden City, NY 11530

                          Independence Investment LLC
                                53 State Street
                                Boston, MA 02109

                                Mercury Advisors
                             800 Scudders Mill Road
                              Plainsboro, NJ 08536

                                Provide portfolio
                              management to certain
                                     funds.
                      ------------------------------------


                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodians

                          Brown Brothers Harriman & Co.
                           Investors Bank & Trust Co.
                         State Street Bank and Trust Co.

                       Hold the funds' assets, settle all
                      portfolio trades and collect most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


38  FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund

Figures audited by Ernst & Young LLP.


------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                               12/96        12/97        12/98        12/99           12/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $11.75       $12.27       $13.33       $14.06          $14.05
Net investment income (loss)(1)                                        0.41         0.37         0.36         0.35            0.33
Net realized and unrealized gain (loss) on investments                 0.99         2.14         1.47         0.18           (0.59)
Total from investment operations                                       1.40         2.51         1.83         0.53           (0.26)
Less distributions:
   Dividends from net investment income                               (0.41)       (0.37)       (0.36)       (0.36)          (0.33)
   Distributions in excess of net investment income                      --           --           --        (0.00)(3)          --
   Distributions from net realized gain on investments sold           (0.47)       (1.08)       (0.74)       (0.18)          (0.43)
   Total distributions                                                (0.88)       (1.45)       (1.10)       (0.54)          (0.76)
Net asset value, end of period                                       $12.27       $13.33       $14.06       $14.05          $13.03
Total investment return at net asset value(2) (%)                     12.13        20.79        14.01         3.89           (1.83)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         71,242       84,264       97,072      130,690         147,876
Ratio of expenses to average net assets (%)                            1.29         1.22         1.21         1.22            1.31
Ratio of net investment income (loss) to average net assets (%)        3.33         2.77         2.61         2.47            2.52
Portfolio turnover rate (%)                                              80          115           83           94              99

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                               12/96        12/97        12/98        12/99           12/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $11.74       $12.27       $13.33       $14.06          $14.05
Net investment income (loss)(1)                                        0.32         0.28         0.27         0.26            0.24
Net realized and unrealized gain (loss) on investments                 1.01         2.14         1.46         0.17           (0.59)
Total from investment operations                                       1.33         2.42         1.73         0.43           (0.35)
Less distributions:
   Dividends from net investment income                               (0.33)       (0.28)       (0.26)       (0.26)          (0.24)
   Distributions in excess of net investment income                      --           --           --        (0.00)(3)          --
   Distributions from net realized gain on investments sold           (0.47)       (1.08)       (0.74)       (0.18)          (0.43)
   Total distributions                                                (0.80)       (1.36)       (1.00)       (0.44)          (0.67)
Net asset value, end of period                                       $12.27       $13.33       $14.06       $14.05          $13.03
Total investment return at net asset value(2) (%)                     11.46        19.96        13.23         3.16           (2.51)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         90,855      101,249      115,682      111,564          76,568
Ratio of expenses to average net assets (%)                            1.99         1.91         1.88         1.92            2.01
Ratio of net investment income (loss) to average net assets (%)        2.63         2.08         1.93         1.76            1.78
Portfolio turnover rate (%)                                              80          115           83           94              99



                                                                 FUND DETAILS 39

Balanced Fund continued


----------------------------------------------------------------------------------------------
Class C - period ended:                                            12/99(4)           12/00
----------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $14.60          $14.05
Net investment income (loss)(1)                                        0.19            0.24
Net realized and unrealized gain (loss) on investments                (0.37)          (0.59)
Total from investment operations                                      (0.18)          (0.35)
Less distributions:
   Dividends from net investment income                               (0.19)          (0.24)
   Distributions in excess of net investment income                   (0.00)(3)          --
   Distributions from net realized gain on investments sold           (0.18)          (0.43)
   Total from investment operations                                   (0.37)          (0.67)
Net asset value, end of period                                       $14.05          $13.03
Total investment return at net asset value(2) (%)                     (1.15)(5)       (2.51)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            330           1,474
Ratio of expenses to average net assets (%)                            1.84(6)         2.01
Ratio of net investment income (loss) to average net assets (%)        1.88(6)         1.93
Portfolio turnover rate (%)                                              94              99


(1)   Based on the average of the shares outstanding at the end of each month.


(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)   Less than $0.01 per share.


(4)   Class C shares began operations on May 1, 1999.

(5)   Not annualized.

(6)   Annualized.


40 FUND DETAILS

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.


------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                      5/96          12/96(1)      12/97       12/98      12/99         12/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $14.41         $17.98        $19.42      $23.93     $30.14        $33.21
Net investment income (loss)(2)                              0.20           0.13          0.10        0.05      (0.02)        (0.06)
Net realized and unrealized gain (loss) on investments       3.88           1.72          5.55        6.81       3.72         (2.49)
Total from investment operations                             4.08           1.85          5.65        6.86       3.70         (2.55)
Less distributions:
   Dividends from net investment income                     (0.22)         (0.14)        (0.04)         --         --            --
   Distributions from net realized gain on
      investments sold                                      (0.29)         (0.27)        (1.10)      (0.65)     (0.63)        (0.42)
   Distributions in excess of net realized gain on
      investments sold                                         --             --            --          --         --         (0.37)
   Total distributions                                      (0.51)         (0.41)        (1.14)      (0.65)     (0.63)        (0.79)
Net asset value, end of period                             $17.98         $19.42        $23.93      $30.14     $33.21        $29.87
Total investment return at net asset value(3) (%)           29.12          10.33(4)      29.19       28.84      12.37         (7.75)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               14,878         31,013        92,204     200,962    393,792       372,995
Ratio of expenses to average net assets (%)                  0.94           1.30(6)       1.42        1.39       1.37(7)       1.41
Ratio of adjusted expenses to average net assets(7) (%)      1.59           1.73(6)       1.44          --         --            --
Ratio of net investment income (loss) to average
   net assets (%)                                            1.55           1.16(6)       0.45        0.17      (0.06)        (0.19)
Portfolio turnover rate (%)                                   157             35            62          50         98            82
Fee reduction per share(2) ($)                               0.08           0.05            --(8)       --         --            --

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                      5/96(9)       12/96(1)      12/97       12/98      12/99         12/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $15.25         $17.96        $19.41      $23.80     $29.75        $32.54
Net investment income (loss)(2)                              0.09           0.05         (0.06)      (0.14)     (0.24)        (0.27)
Net realized and unrealized gain (loss) on investments       2.71           1.72          5.56        6.74       3.66         (2.42)
Total from investment operations                             2.80           1.77          5.50        6.60       3.42         (2.69)
Less distributions:
   Dividends from net investment income                     (0.09)         (0.05)        (0.01)         --         --            --
   Distributions from net realized gain on
      investments sold                                         --          (0.27)        (1.10)      (0.65)     (0.63)        (0.42)
   Distributions in excess of net realized gain on
      investments sold                                         --             --            --          --         --         (0.37)
   Total distributions                                      (0.09)         (0.32)        (1.11)      (0.65)     (0.63)        (0.79)
Net asset value, end of period                             $17.96         $19.41        $23.80      $29.75     $32.54        $29.06
Total investment return at net asset value(3) (%)           18.46(4)        9.83(4)      28.39       27.90      11.59         (8.35)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               15,125         42,461       134,939     347,045    664,104       498,918
Ratio of expenses to average net assets (%)                  2.00(6)        2.00(6)       2.12        2.09       2.07(7)       2.07
Ratio of adjusted expenses to average net assets(7) (%)      3.21(6)        2.43(6)       2.14          --         --            --
Ratio of net investment income (loss) to average
   net assets (%)                                            0.78(6)        0.45(6)      (0.25)      (0.53)     (0.77)        (0.86)
Portfolio turnover rate (%)                                   157             35            62          50         98            82
Fee reduction per share(2) ($)                               0.13           0.05            --(8)       --         --            --



                                                                 FUND DETAILS 41

Core Equity Fund continued


--------------------------------------------------------------------------------------------------------------------
Class C -  period ended:                                                  12/98(9)        12/99           12/00
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $27.81          $29.75          $32.54
Net investment income (loss)(2)                                           (0.09)          (0.25)          (0.28)
Net realized and unrealized gain (loss) on investments                     2.68            3.67           (2.42)
Total from investment operations                                           2.59            3.42           (2.70)
Less distributions:
   Distributions from net realized gain on investments sold               (0.65)          (0.63)          (0.42)
   Distributions in excess of net realized gain on investments sold          --              --           (0.37)
   Total distributions                                                    (0.65)          (0.63)          (0.79)
Net asset value, end of period                                           $29.75          $32.54          $29.05
Total investment return at net asset value(3) (%)                          9.46(4)        11.59           (8.38)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                              6,901          29,859          31,714
Ratio of expenses to average net assets (%)                                2.12(6)         2.08(7)         2.11
Ratio of net investment income (loss) to average net assets (%)           (0.53)(6)       (0.80)          (0.89)
Portfolio turnover rate (%)                                                  50              98              82


(1) Effective December 31, 1996, the fiscal year end changed from May 31 to December 31.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(6)   Annualized.

(7)   Unreimbursed, without fee reduction.

(8)   Less than $0.01 per share.

(9) Class B shares began operations on September 7, 1995. Class C shares began operations on May 1, 1998.


42 FUND DETAILS

Core Growth Fund

Figures audited by Deloitte & Touche LLP.

-------------------------------------------------------------------------------------------------
Class A - period ended:                                                               2/00(1)
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                $18.14
Net investment income (loss)(2)                                                      (0.05)
Net realized and unrealized gain (loss) on investments                                1.73
Total from investment operations                                                      1.68
Less distributions:
   Distributions from net realized gain on investments sold                          (0.02)
Net asset value, end of period                                                      $19.80
Total investment return at net asset value(3) (%)                                     9.25(4)
Total adjusted investment return at net asset value(3,5) (%)                          9.00(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                        20,821
Ratio of expenses to average net assets (%)                                           1.25(6)
Ratio of adjusted expenses to average net assets(7,8) (%)                             1.63(6)
Ratio of net investment income (loss) to average net assets (%)                      (0.39)(6)
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)        (0.77)(6)
Portfolio turnover rate (%)                                                             72
Fee reduction per share(2) ($)                                                        0.05

-------------------------------------------------------------------------------------------------
Class B - period ended:                                                               2/00(1)
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                $18.14
Net investment income (loss)(2)                                                      (0.13)
Net realized and unrealized gain (loss) on investments                                1.74
Total from investment operations                                                      1.61
Less distributions:
   Distributions from net realized gain on investments sold                          (0.02)
Net asset value, end of period                                                      $19.73
Total investment return at net asset value(3) (%)                                     8.86(4)
Total adjusted investment return at net asset value(3,5) (%)                          8.61(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                        22,728
Ratio of expenses to average net assets (%)                                           1.95(6)
Ratio of adjusted expenses to average net assets(7,8) (%)                             2.33(6)
Ratio of net investment income (loss) to average net assets (%)                      (1.09)(6)
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)        (1.47)(6)
Portfolio turnover rate (%)                                                             72
Fee reduction per share(2) ($)                                                        0.05


                                                                 FUND DETAILS 43

Core Growth Fund continued

----------------------------------------------------------------------------------------------
Class C - period ended:                                                            2/00(1)
----------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $18.14
Net investment income (loss)(2)                                                   (0.13)
Net realized and unrealized gain (loss) on investments                             1.74
Total from investment operations                                                   1.61
Less distributions:
  Distributions from net realized gain on investments sold                        (0.02)
Net asset value, end of period                                                   $19.73
Total investment return at net asset value(3) (%)                                  8.86(4)
Total adjusted investment return at net asset value(3,5) (%)                       8.61(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                        915
Ratio of expenses to average net assets (%)                                        1.95(6)
Ratio of adjusted expenses to average net assets(7,8) (%)                          2.33(6)
Ratio of net investment income (loss) to average net assets (%)                   (1.09)(6)
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)     (1.47)(6)
Portfolio turnover rate (%)                                                          72
Fee reduction per share(2) ($)                                                     0.05

(1)   Began operations on July 1, 1999.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the period shown.

(6)   Annualized.

(7)   Unreimbursed, without fee reduction.

(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


44 FUND DETAILS

Core Value Fund

Figures audited by Deloitte & Touche LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A(1) - period ended:                                             2/96(2)       2/97         2/98         2/99         2/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $8.50         $9.47       $10.88       $13.93       $12.36
Net investment income (loss)(3)                                        0.10          0.23         0.21         0.15         0.13
Net realized and unrealized gain (loss) on investments                 0.96          1.77         3.33         1.23        (1.01)
Total from investment operations                                       1.06          2.00         3.54         1.38        (0.88)
Less distributions:
   Dividends from net investment income                               (0.09)        (0.19)       (0.13)       (0.18)       (0.08)
   Distributions from net realized gain on investments sold              --         (0.40)       (0.36)       (2.77)       (0.70)
   Total distributions                                                (0.09)        (0.59)       (0.49)       (2.95)       (0.78)
Net asset value, end of period                                        $9.47        $10.88       $13.93       $12.36       $10.70
Total investment return at net asset value(4) (%)                     12.52(5)      21.36        32.97         9.87        (8.08)
Total adjusted investment return at net asset value(4,6) (%)          (1.18)(5)     15.92        32.02         8.94        (8.94)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            682         1,323        7,747        6,685       11,508
Ratio of expenses to average net assets (%)                            0.95(7)       0.95         0.95         0.95         0.95
Ratio of adjusted expenses to average net assets(8,9) (%)             34.06(7)       6.39         1.90         1.88         1.89
Ratio of net investment income (loss) to average net assets (%)        2.81(7)       2.26         1.60         1.03         1.09
Ratio of adjusted net investment income (loss) to average
   net assets(8,9) (%)                                               (30.30)(7)     (3.18)        0.65         0.10         0.15
Portfolio turnover rate (%)                                              12            66          119           61           76
Fee reduction per share(3) ($)                                         1.22          0.55         0.12         0.13         0.09

------------------------------------------------------------------------------------------------
Class B - period ended:                                                              2/00(2)
------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $13.35
Net investment income (loss)(3)                                                      0.02
Net realized and unrealized gain (loss) on investments                              (2.56)
Total from investment operations                                                    (2.54)
Less distributions:
   Dividends from net investment income                                             (0.02)
   Distributions from net realized gain on investments sold                         (0.10)
   Total distributions                                                              (0.12)
Net asset value, end of period                                                     $10.69
Total investment return at net asset value(4) (%)                                  (19.19)(5)
Total adjusted investment return at net asset value(4,6) (%)                       (19.61)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                        7,539
Ratio of expenses to average net assets (%)                                          1.95(7)
Ratio of adjusted expenses to average net assets(8,9) (%)                            2.59(7)
Ratio of net investment income (loss) to average net assets (%)                      0.19(7)
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)        0.45(7)
Portfolio turnover rate (%)                                                            76
Fee reduction per share(3) ($)                                                       0.07


                                                                 FUND DETAILS 45

Core Value Fund continued

-----------------------------------------------------------------------------------------------
Class C - period ended:                                                            2/00(2)
-----------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $13.35
Net investment income (loss)(3)                                                    0.02
Net realized and unrealized gain (loss) on investments                            (2.56)
Total from investment operations                                                  (2.54)
Less distributions:
   Dividends from net investment income                                           (0.02)
   Distributions from net realized gain on investments sold                       (0.10)
   Total distributions                                                            (0.12)
Net asset value, end of period                                                   $10.69
Total investment return at net asset value(4) (%)                                (19.19)(5)
Total adjusted investment return at net asset value(4,6) (%)                     (19.61)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                        258
Ratio of expenses to average net assets (%)                                        1.95(7)
Ratio of adjusted expenses to average net assets(8,9) (%)                          2.59(7)
Ratio of net investment income (loss) to average net assets (%)                    0.21(7)
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)     (0.43)(7)
Portfolio turnover rate (%)                                                          76
Fee reduction per share(3) ($)                                                     0.07

(1) Effective July 1, 1999, existing shares of the fund were designated Class A shares. The fund, which had previously only been sold to institutional investors, also became available for sale to individual investors.

(2) Class A shares began operations on October 2, 1995. Class B and Class C shares began operations on July 1, 1999.

(3)   Based on the average of the shares outstanding at the end of each month.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(7)   Annualized.

(8)   Unreimbursed, without fee reduction.

(9) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


46 FUND DETAILS

Growth Trends Fund

Figures audited by PricewaterhouseCoopers LLP.

-----------------------------------------------------------------------------------------------
Class A - period ended:                                                             10/00(1)
-----------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $10.00
Net investment income (loss)(2)                                                      0.01
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                                     (0.47)
Total from investment operations                                                    (0.46)
Net asset value, end of period                                                      $9.54
Total investment return at net asset value(3) (%)                                   (4.60)(4)
Total adjusted investment return at net asset value(3,5) (%)                        (4.61)(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                       86,011
Ratio of expenses to average net assets (%)(7)                                       1.65(6)
Ratio of adjusted expenses to average net assets (%)                                 1.75(6)
Ratio of net investment income (loss) to average net assets (%)                      0.57(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)          0.47(6)
Portfolio turnover rate (%)                                                            11
Fee reduction per share(2) ($)                                                         --(8)

-----------------------------------------------------------------------------------------------
Class B - period ended:                                                             10/00(1)
-----------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $10.00
Net investment income (loss)(2)                                                        --(8)
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                                     (0.46)
Total from investment operations                                                    (0.46)
Net asset value, end of period                                                      $9.54
Total investment return at net asset value(3) (%)                                   (4.60)(4)
Total adjusted investment return at net asset value(3,5) (%)                        (4.61)(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                      125,430
Ratio of expenses to average net assets (%)                                          2.34(6)
Ratio of adjusted expenses to average net assets(7) (%)                              2.44(6)
Ratio of net investment income (loss) to average net assets (%)                     (0.13)(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)         (0.23)(6)
Portfolio turnover rate (%)                                                            11
Fee reduction per share(2) ($)                                                         --(8)


                                                                 FUND DETAILS 47

Growth Trends Fund continued

-----------------------------------------------------------------------------------------------
Class C - period ended:                                                            10/00(1)
-----------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                              $10.00
Net investment income (loss)(2)                                                       --(8)
Net realized and unrealized (loss) on investments and
   foreign currency transactions                                                   (0.46)
Total from investment operations                                                   (0.46)
Net asset value, end of period                                                     $9.54
Total investment return at net asset value(3) (%)                                  (4.60)(4)
Total adjusted investment return at net asset value(3,5) (%)                       (4.61)(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                      53,430
Ratio of expenses to average net assets (%)                                         2.34(6)
Ratio of adjusted expenses to average net assets(7) (%)                             2.44(6)
Ratio of net investment income (loss) to average net assets (%)                    (0.13)(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)        (0.23)(6)
Portfolio turnover rate (%)                                                           11
Fee reduction per share(2) ($)                                                        --(8)

(1)   Class A, Class B and Class C shares began operations on September 22,
      2000.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(6)   Annualized.

(7)   Unreimbursed, without fee reduction.

(8)   Less than $0.01 per share.


48 FUND DETAILS

Large Cap Growth Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                  12/95         10/96(1)      10/97        10/98        10/99         10/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                    $15.89        $19.51        $23.28       $24.37       $22.27        $25.04
Net investment income (loss)                             (0.09)(2)     (0.13)(2)     (0.12)(2)    (0.11)(2)    (0.17)(2)     (0.23)
Net realized and unrealized gain (loss) on
   investments                                            4.40          3.90          3.49         2.17         5.65         (1.48)
Total from investment operations                          4.31          3.77          3.37         2.06         5.48         (1.71)
Less distributions:
   Distributions from net realized gain on
      investments sold                                   (0.69)           --         (2.28)       (4.16)       (2.71)        (2.60)
Net asset value, end of period                          $19.51        $23.28        $24.37       $22.27       $25.04        $20.73
Total investment return at net asset value(3) (%)        27.17         19.32(4)      16.05         9.80        27.58         (8.15)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)           241,700       279,425       303,067      381,591      484,196       421,455
Ratio of expenses to average net assets (%)               1.48          1.48(5)       1.44         1.40         1.35          1.36
Ratio of net investment income (loss) to average
   net assets (%)                                        (0.46)        (0.73)(5)     (0.51)       (0.50)       (0.70)        (0.97)
Portfolio turnover rate (%)                                 68(6)         59           133          153(6)       183           162

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                  12/95         10/96(1)      10/97        10/98        10/99         10/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                    $15.83        $19.25        $22.83       $23.70       $21.38        $23.74
Net investment income (loss)(2)                          (0.26)        (0.26)        (0.27)       (0.25)       (0.31)        (0.37)
Net realized and unrealized gain (loss) on
   investments                                            4.37          3.84          3.42         2.09         5.38         (1.37)
Total from investment operations                          4.11          3.58          3.15         1.84         5.07         (1.74)
Less distributions:
   Distributions from net realized gain on
      investments sold                                   (0.69)           --         (2.28)       (4.16)       (2.71)        (2.60)
Net asset value, end of period                          $19.25        $22.83        $23.70       $21.38       $23.74        $19.40
Total investment return at net asset value(3) (%)        26.01         18.60(4)      15.33         9.04        26.70         (8.79)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)            15,913        25,474        36,430      217,448      312,046       238,996
Ratio of expenses to average net assets (%)               2.31          2.18(5)       2.13         2.08         2.02          2.05
Ratio of net investment income (loss) to average
   net assets (%)                                        (1.39)        (1.42)(5)     (1.20)       (1.16)       (1.37)        (1.66)
Portfolio turnover rate (%)                                 68(6)         59           133          153(6)       183           162

------------------------------------------------------------------------------------------------------------
Class C -  period ended:                                              10/98(7)      10/99        10/00
------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $21.43        $21.37       $23.73
Net investment income (loss)(2)                                       (0.10)        (0.31)       (0.37)
Net realized and unrealized gain (loss) on investments                 0.04          5.38        (1.37)
Total from investment operations                                      (0.06)         5.07        (1.74)
Less distributions:
   Distributions from net realized gain on investments sold              --         (2.71)       (2.60)
Net asset value, end of period                                       $21.37        $23.73       $19.39
Total investment return at net asset value(3) (%)                     (0.28)(4)     26.72        (8.80)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            152         1,457        3,325
Ratio of expenses to average net assets (%)                            2.10(5)       2.05         2.06
Ratio of net investment income (loss) to average net assets (%)       (1.14)(5)     (1.36)       (1.71)
Portfolio turnover rate (%)                                             153(6)        183          162

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

(6)   Excludes merger activity.

(7)   Class C shares began operations on June 1, 1998.


                                                                 FUND DETAILS 49

Large Cap Value Fund

Figures audited by Ernst & Young LLP.


----------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                               8/95        8/96       12/96(1)       12/97
----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $11.42      $13.38      $15.07         $15.62
Net investment income (loss)(2)                                       0.21        0.19        0.05           0.12
Net realized and unrealized gain (loss) on
  investments, financial futures
  contracts and foreign currency transactions                         1.95        1.84        2.15           5.57
Total from investment operations                                      2.16        2.03        2.20           5.69
Less distributions:
   Distributions from net investment income                          (0.20)      (0.19)      (0.08)         (0.07)
   Distributions from net realized gain on investments sold             --       (0.15)      (1.57)         (1.92)
   Total distributions                                               (0.20)      (0.34)      (1.65)         (1.99)
Net asset value, end of period                                      $13.38      $15.07      $15.62         $19.32
Total investment return at net asset value(4) (%)                    19.22       15.33       14.53(5)       36.71
Total adjusted investment return at net asset value(4,6) (%)            --          --          --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       130,183     139,548     163,154        303,313
Ratio of expenses to average net assets (%)                           1.30        1.17        1.22(7)        1.12
Ratio of net investment income (loss) to average net assets (%)       1.82        1.28        0.85(7)        0.65
Portfolio turnover rate (%)                                             99          74          26            102(9)

------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                   12/98          12/99          12/00
------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $19.32         $21.26         $27.02
Net investment income (loss)(2)                                            0.16           0.09(3)       (0.10)
Net realized and unrealized gain (loss) on
  investments, financial futures
  contracts and foreign currency transactions                              2.85           7.80           0.07
Total from investment operations                                           3.01           7.89          (0.03)
Less distributions:
   Distributions from net investment income                               (0.14)            --             --
   Distributions from net realized gain on investments sold               (0.93)         (2.13)         (6.06)
   Total distributions                                                    (1.07)         (2.13)         (6.06)
Net asset value, end of period                                           $21.26         $27.02         $20.93
Total investment return at net asset value(4) (%)                         15.94          37.89          (2.93)
Total adjusted investment return at net asset value(4,6) (%)              15.92             --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            421,218        604,214        773,548
Ratio of expenses to average net assets (%)                                1.16(8)        1.17           1.14
Ratio of net investment income (loss) to average net assets (%)            0.79(8)        0.40          (0.39)
Portfolio turnover rate (%)                                                  64            113            112

----------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                               8/95        8/96       12/96(1)       12/97
----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $11.44      $13.41      $15.10         $15.66
Net investment income (loss)(2)                                       0.13        0.08        0.01          (0.02)
Net realized and unrealized gain (loss) on
   investments, financial futures contracts
   and foreign currency transactions                                  1.96        1.85        2.14           5.60
Total from investment operations                                      2.09        1.93        2.15           5.58
Less distributions:
   Distributions from net investment income                          (0.12)      (0.09)      (0.02)         (0.01)
   Distributions from net realized gain on investments sold             --       (0.15)      (1.57)         (1.92)
   Total distributions                                               (0.12)      (0.24)      (1.59)         (1.93)
Net asset value, end of period                                      $13.41      $15.10      $15.66         $19.31
Total investment return at net asset value(4) (%)                    18.41       14.49       14.15(5)       35.80
Total adjusted investment return at net asset value(4,6) (%)            --          --          --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       114,723     125,781     146,399        340,334
Ratio of expenses to average net assets (%)                           2.03        1.90        1.98(7)        1.87
Ratio of net investment income (loss) to average net assets (%)       1.09        0.55        0.10(7)       (0.10)
Portfolio turnover rate (%)                                             99          74          26            102(9)

----------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                 12/98          12/99          12/00
----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $19.31         $21.20         $26.79
Net investment income (loss)(2)                                          0.01          (0.07)         (0.30)
Net realized and unrealized gain (loss) on
   investments, financial futures contracts
   and foreign currency transactions                                     2.84           7.75           0.09
Total from investment operations                                         2.85           7.68          (0.21)
Less distributions:
   Distributions from net investment income                             (0.03)            --             --
   Distributions from net realized gain on investments sold             (0.93)         (2.09)         (6.06)
   Total distributions                                                  (0.96)         (2.09)         (6.06)
Net asset value, end of period                                         $21.20         $26.79         $20.52
Total investment return at net asset value(4) (%)                       15.05          36.95          (3.64)
Total adjusted investment return at net asset value(4,6) (%)            15.03             --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          547,945        768,322        791,157
Ratio of expenses to average net assets (%)                              1.91(8)        1.88           1.89
Ratio of net investment income (loss) to average net assets (%)          0.05(8)       (0.31)         (1.13)
Portfolio turnover rate (%)                                                64            113            112



50 FUND DETAILS

-----------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                         12/98(10)          12/99         12/00
-----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $22.03            $21.20        $26.79
Net investment income (loss)(2)                                                   0.03             (0.09)        (0.29)
Net realized and unrealized gain (loss) on investments, financial futures
contracts and foreign currency transactions                                       0.09              7.77          0.08
Total from investment operations                                                  0.12              7.68         (0.21)
Less distributions:
   Distributions from net investment income                                      (0.02)               --            --
   Distributions from net realized gain on investments sold                      (0.93)            (2.09)        (6.06)
   Total distributions                                                           (0.95)            (2.09)        (6.06)
Net asset value, end of period                                                  $21.20            $26.79        $20.52
Total investment return at net asset value(4) (%)                                 0.83(5)          36.94         (3.64)
Total adjusted investment return at net asset value(4,6) (%)                      0.82(5)             --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                     4,711            12,674        65,609
Ratio of expenses to average net assets (%)                                       1.92(7,8)         1.92          1.89
Ratio of net investment income (loss) to average net assets (%)                   0.28(7,8)        (0.40)        (1.14)
Portfolio turnover rate (%)                                                         64               113           112

(1) Effective December 31, 1996, the fiscal year end changed from August 31 to December 31.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Class A has net investment income, because of its relatively lower class expenses as compared to other share classes.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.

(7)   Annualized.

(8) Reflects voluntary management fee reduction in effect during the year ended December 31, 1998. As a result of such fee reductions, expenses of Class A, Class B and Class C shares of the fund reflect reductions of less than $0.01 per share. Absent such reductions, the ratio of expenses to average net assets would have been 1.18%, 1.93% and 1.94% for Class A, Class B and Class C shares, respectively, and the ratio of net investment income to average net assets would have been 0.77%, 0.03% and 0.26% for Class A, Class B and Class C shares, respectively.

(9)   Portfolio turnover rate excludes merger activity.

(10)  Class C shares began operations on May 1, 1998.



                                                                 FUND DETAILS 51

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

--------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             10/96      10/97      10/98      10/99      10/00
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $9.32     $10.92     $11.40      $9.11     $12.85
Net investment income (loss)(1)                                     (0.11)     (0.06)     (0.09)     (0.12)     (0.17)
Net realized and unrealized gain (loss) on investments               3.34       1.00      (0.89)      3.86       4.23
Total from investment operations                                     3.23       0.94      (0.98)      3.74       4.06
Less distributions:
   Distributions from net realized gain on investments sold         (1.63)     (0.46)     (1.31)        --      (0.88)
Net asset value, end of period                                     $10.92     $11.40      $9.11     $12.85     $16.03
Total investment return at net asset value(2) (%)                   36.15       8.79      (9.40)     41.05      33.26
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      156,578    141,997    101,138    112,082    176,352
Ratio of expenses to average net assets (%)                          1.59       1.59       1.59       1.60       1.46
Ratio of net investment income (loss) to average net assets (%)     (1.00)     (0.57)     (0.86)     (1.14)     (1.08)
Portfolio turnover rate (%)                                           240        317        168        153        146

--------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             10/96      10/97      10/98      10/99      10/00
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $9.19     $10.67     $11.03      $8.72     $12.22
Net investment income (loss)(1)                                     (0.18)     (0.13)     (0.15)     (0.18)     (0.27)
Net realized and unrealized gain (loss) on investments               3.29       0.95      (0.85)      3.68       4.01
Total from investment operations                                     3.11       0.82      (1.00)      3.50       3.74
Less distributions:
   Distributions from net realized gain on investments sold         (1.63)     (0.46)     (1.31)        --      (0.88)
Net asset value, end of period                                     $10.67     $11.03      $8.72     $12.22     $15.08
Total investment return at net asset value(2) (%)                   35.34       7.84      (9.97)     40.14      32.30
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      238,901    204,812    134,188    145,816    240,763
Ratio of expenses to average net assets (%)                          2.29       2.28       2.27       2.23       2.16
Ratio of net investment income (loss) to average net assets (%)     (1.70)     (1.25)     (1.54)     (1.77)     (1.78)
Portfolio turnover rate (%)                                           240        317        168        153        146

--------------------------------------------------------------------------------------------------------------
Class C - period ended:                                               10/98(3)        10/99        10/00
--------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $9.99           $8.72       $12.21
Net investment income (loss)(1)                                       (0.06)          (0.19)       (0.27)
Net realized and unrealized gain (loss) on investments                (1.21)           3.68         4.01
Total from investment operations                                      (1.27)           3.49         3.74
Less distributions:
   Distributions from net realized gain on investments sold              --              --        (0.88)
Net asset value, end of period                                        $8.72          $12.21       $15.07
Total investment return at net asset value(2) (%)                    (12.71)(4)       40.02        32.32
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            100             276        5,208
Ratio of expenses to average net assets (%)                            2.29(5)         2.30         2.16
Ratio of net investment income (loss) to average net assets (%)       (1.66)(5)       (1.82)       (1.80)
Portfolio turnover rate (%)                                             168             153          146

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)   Class C shares began operations on June 1, 1998.

(4)   Not annualized.

(5)   Annualized.


52 FUND DETAILS

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

-------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                              10/96(1)    10/97(1)    10/98(1)    10/99       10/00
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $9.02      $10.22      $12.35       $8.41      $12.65
Net investment income (loss)(2)                                      (0.09)      (0.07)      (0.08)      (0.12)      (0.14)
Net realized and unrealized gain (loss) on investments                1.29        2.41       (1.34)       4.59        2.70
Total from investment operations                                      1.20        2.34       (1.42)       4.47        2.56
Less distributions:
   Distributions from net realized gain on investments sold             --       (0.21)      (2.52)      (0.23)      (1.51)
Net asset value, end of period                                      $10.22      $12.35       $8.41      $12.65      $13.70
Total investment return at net asset value(3) (%)                    13.27       23.35      (14.14)      54.41       21.69
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       218,497     209,384     179,700     266,886   1,000,218
Ratio of expenses to average net assets (%)                           1.32        1.29        1.36        1.34        1.28
Ratio of net investment income (loss) to average net assets (%)      (0.86)      (0.57)      (1.02)      (1.17)      (0.88)
Portfolio turnover rate (%)                                             44          96         103         104         104(7)

-------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                              10/96(1)    10/97(1)    10/98(1)    10/99       10/00
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $8.70       $9.78      $11.72       $7.81      $11.64
Net investment income (loss)(2)                                      (0.15)      (0.14)      (0.15)      (0.18)      (0.23)
Net realized and unrealized gain (loss) on investments                1.23        2.29       (1.24)       4.24        2.48
Total from investment operations                                      1.08        2.15       (1.39)       4.06        2.25
Less distributions:
   Distributions from net realized gain on investments sold             --       (0.21)      (2.52)      (0.23)      (1.51)
Net asset value, end of period                                       $9.78      $11.72       $7.81      $11.64      $12.38
Total investment return at net asset value(3) (%)                    12.48       22.44      (14.80)      53.31       20.79
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       451,268     472,594     361,992     478,468     948,701
Ratio of expenses to average net assets (%)                           2.05        2.02        2.07        2.03        2.03
Ratio of net investment income (loss) to average net assets (%)      (1.59)      (1.30)      (1.73)      (1.87)      (1.62)
Portfolio turnover rate (%)                                             44          96         103         104         104(7)

-------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                10/98(4)         10/99         10/00
-------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $8.96            $7.81        $11.62
Net investment income (loss)(2)                                        (0.03)           (0.19)        (0.22)
Net realized and unrealized gain (loss) on investments                 (1.12)            4.23          2.47
Total from investment operations                                       (1.15)            4.04          2.25
Less distributions:
   Distributions from net realized gain on investments sold               --            (0.23)        (1.51)
Net asset value, end of period                                         $7.81           $11.62        $12.36
Total investment return at net asset value(3) (%)                     (12.83)(5)        53.05         20.83
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                             468            3,866        32,832
Ratio of expenses to average net assets (%)                             2.12(6)          2.09          2.02
Ratio of net investment income (loss) to average net assets (%)        (1.86)(6)        (1.94)        (1.62)
Portfolio turnover rate (%)                                              103              104           104(7)

(1) All per share amounts and net asset values have been restated to reflect the four-for-one stock split effective May 1, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Class C shares began operations on June 1, 1998.

(5)   Not annualized.

(6)   Annualized.

(7)   Portfolio turnover rate excludes merger activity.


                                                                 FUND DETAILS 53

Small Cap Value Fund

Figures audited by Ernst & Young LLP.

--------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                12/95         12/96         12/97
--------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $8.99        $10.39        $10.32
Net investment income (loss)(2)                                         0.21          0.14          0.06
Net realized and unrealized gain (loss) on investments                  1.60          1.17          2.52
Total from investment operations                                        1.81          1.31          2.58
Less distributions:
   Dividends from net investment income                                (0.20)        (0.14)        (0.03)
   Distributions from net realized gain on investments sold            (0.21)        (1.24)        (0.60)
   Total distributions                                                 (0.41)        (1.38)        (0.63)
Net asset value, end of period                                        $10.39        $10.32        $12.27
Total investment return at net asset value(3) (%)                      20.26         12.91         25.25
Total adjusted investment return at net asset value(3,5) (%)           19.39         12.20         24.65
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          12,845        15,853        20,961
Ratio of expenses to average net assets (%)                             0.98          0.99          0.99
Ratio of adjusted expenses to average net assets(7) (%)                 1.85          1.70          1.59
Ratio of net investment income (loss) to average net assets (%)         2.04          1.31          0.47
Ratio of adjusted net investment income (loss) to average
   net assets(7) (%)                                                    1.17          0.60         (0.13)
Portfolio turnover rate (%)                                                9            72           140
Fee reduction per share(2) ($)                                          0.09          0.08          0.07

---------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                    10/98(1)         10/99         10/00
---------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                      $12.27           $10.82        $17.27
Net investment income (loss)(2)                                             0.02            (0.09)        (0.18)
Net realized and unrealized gain (loss) on investments                     (1.47)            6.67          6.35
Total from investment operations                                           (1.45)            6.58          6.17
Less distributions:
   Dividends from net investment income                                       --               --            --
   Distributions from net realized gain on investments sold                   --            (0.13)        (1.37)
   Total distributions                                                        --            (0.13)        (1.37)
Net asset value, end of period                                            $10.82           $17.27        $22.07
Total investment return at net asset value(3) (%)                         (11.82)(4)        61.39         37.75
Total adjusted investment return at net asset value(3,5) (%)              (12.33)(4)        61.24            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                              22,528           51,746       276,104
Ratio of expenses to average net assets (%)                                 1.01(6)          1.39          1.36
Ratio of adjusted expenses to average net assets(7) (%)                     1.62(6)          1.54            --
Ratio of net investment income (loss) to average net assets (%)             0.25(6)         (0.67)        (0.77)
Ratio of adjusted net investment income (loss) to average
   net assets(7) (%)                                                       (0.36)(6)        (0.82)
Portfolio turnover rate (%)                                                   69              140            36
Fee reduction per share(2) ($)                                              0.06             0.02            --

--------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                12/95         12/96         12/97
--------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $9.00        $10.38        $10.31
Net investment income (loss)(2)                                         0.12          0.07         (0.03)
Net realized and unrealized gain (loss) on investments                  1.59          1.17          2.53
Total from investment operations                                        1.71          1.24          2.50
Less distributions:
   Dividends from net investment income                                (0.12)        (0.07)           --
   Distributions from net realized gain on investments sold            (0.21)        (1.24)        (0.60)
   Total distributions                                                 (0.33)        (1.31)        (0.60)
Net asset value, end of period                                        $10.38        $10.31        $12.21
Total investment return at net asset value(3) (%)                      19.11         12.14         24.41
Total adjusted investment return at net asset value(3,5) (%)           18.24         11.43         23.81
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          16,994        22,097        35,033
Ratio of expenses to average net assets (%)                             1.73          1.69          1.69
Ratio of adjusted expenses to average net assets(7) (%)                 2.60          2.40          2.29
Ratio of net investment income (loss) to average net assets (%)         1.21          0.62         (0.24)
Ratio of adjusted net investment income (loss) to average
   net assets(7) (%)                                                    0.34         (0.09)        (0.84)
Portfolio turnover rate (%)                                                9            72           140
Fee reduction per share(2) ($)                                          0.09          0.08          0.07

--------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                   10/98(1)         10/99         10/00
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $12.21           $10.71        $16.98
Net investment income (loss)(2)                                           (0.04)           (0.18)        (0.31)
Net realized and unrealized gain (loss) on investments                    (1.46)            6.58          6.21
Total from investment operations                                          (1.50)            6.40          5.90
Less distributions:
   Dividends from net investment income                                      --               --            --
   Distributions from net realized gain on investments sold                  --            (0.13)        (1.37)
   Total distributions                                                       --            (0.13)        (1.37)
Net asset value, end of period                                           $10.71           $16.98        $21.51
Total investment return at net asset value(3) (%)                        (12.29)(4)        60.33         36.73
Total adjusted investment return at net asset value(3,5) (%)             (12.80)(4)        60.18            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                             30,637           75,103       249,040
Ratio of expenses to average net assets (%)                                1.71(6)          2.06          2.06
Ratio of adjusted expenses to average net assets(7) (%)                    2.32(6)          2.21            --
Ratio of net investment income (loss) to average net assets (%)           (0.45)(6)        (1.34)        (1.38)
Ratio of adjusted net investment income (loss) to average
   net assets(7) (%)                                                      (1.06)(6)        (1.49)           --
Portfolio turnover rate (%)                                                  69              140            36
Fee reduction per share(2) ($)                                             0.06             0.02            --


54 FUND DETAILS

----------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                            10/98(8)         10/99         10/00
----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                              $13.39           $10.71        $16.97
Net investment income (loss)(2)                                                    (0.03)           (0.19)        (0.34)
Net realized and unrealized gain (loss) on investments                             (2.65)            6.58          6.25
Total from investment operations                                                   (2.68)            6.39          5.91
Less distributions:
   Distributions from net realized gain on investments sold                           --            (0.13)        (1.37)
Net asset value, end of period                                                    $10.71           $16.97        $21.51
Total investment return at net asset value(3) (%)                                 (20.01)(4)        60.24         36.82
Total adjusted investment return at net asset value(3,5) (%)                      (20.32)(4)        60.09            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                        $422           $3,774       $49,003
Ratio of expenses to average net assets (%)                                         1.71(6)          2.09          2.07
Ratio of adjusted expenses to average net assets(7) (%)                             2.32(6)          2.25            --
Ratio of net investment income (loss) to average net assets (%)                    (0.54)(6)        (1.43)        (1.50)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)        (1.15)(6)        (1.58)           --
Portfolio turnover rate (%)                                                           69              140            36
Fee reduction per share(2) ($)                                                      0.04             0.02            --

(1) Effective October 31, 1998, the fiscal year end changed from December 31 to October 31.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(6)   Annualized.

(7)   Unreimbursed, without fee reduction.

(8)   Class C shares began operations on May 1, 1998.


                                                                 FUND DETAILS 55

Sovereign Investors Fund

Figures audited by Ernst & Young LLP.


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Class A - period ended:                                               12/96        12/97        12/98        12/99        12/00
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $17.87       $19.48       $22.41       $24.23       $24.51
Net investment income (loss)(1)                                        0.36         0.32         0.31         0.30         0.33
Net realized and unrealized gain (loss) on investments                 2.77         5.31         3.11         1.11         0.61
Total from investment operations                                       3.13         5.63         3.42         1.41         0.94
Less distributions:
   Dividends from net investment income                               (0.36)       (0.32)       (0.31)       (0.35)       (0.33)
   Distributions from net realized gain on investments sold           (1.16)       (2.38)       (1.29)       (0.78)       (1.77)
   Total distributions                                                (1.52)       (2.70)       (1.60)       (1.13)       (2.10)
Net asset value, end of period                                       $19.48       $22.41       $24.23       $24.51       $23.35
Total investment return at net asset value(2) (%)                     17.57        29.14        15.62         5.91         4.10
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      1,429,523    1,748,490    1,884,460    1,787,615    1,445,557
Ratio of expenses to average net assets (%)                            1.13         1.06         1.03         1.05         1.08
Ratio of net investment income (loss) to average net assets (%)        1.86         1.44         1.33         1.21         1.44
Portfolio turnover rate (%)                                              59           62           51           64           46

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Class B - period ended:                                               12/96        12/97        12/98        12/99        12/00
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $17.86       $19.46       $22.38       $24.20       $24.48
Net investment income (loss)(1)                                        0.21         0.16         0.14         0.13         0.17
Net realized and unrealized gain (loss) on investments                 2.77         5.29         3.11         1.11         0.60
Total from investment operations                                       2.98         5.45         3.25         1.24         0.77
Less distributions:
   Dividends from net investment income                               (0.22)       (0.15)       (0.14)       (0.18)       (0.17)
   Distributions from net realized gain on investments sold           (1.16)       (2.38)       (1.29)       (0.78)       (1.77)
   Total distributions                                                (1.38)       (2.53)       (1.43)       (0.96)       (1.94)
Net asset value, end of period                                       $19.46       $22.38       $24.20       $24.48       $23.31
Total investment return at net asset value(2) (%)                     16.67        28.14        14.79         5.20         3.32
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        406,523      610,976      790,277      819,537      663,166
Ratio of expenses to average net assets (%)                            1.91         1.83         1.79         1.73         1.78
Ratio of net investment income (loss) to average net assets (%)        1.10         0.67         0.58         0.54         0.75
Portfolio turnover rate (%)                                              59           62           51           64           46

--------------------------------------------------------------------------------------------------------------
Class C -  period ended:                                           12/98(3)         12/99         12/00
--------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $24.43           $24.22        $24.50
Net investment income (loss)(1)                                     0.13             0.13          0.18
Net realized and unrealized gain (loss) on investments              1.07             1.10          0.59
Total from investment operations                                    1.20             1.23          0.77
Less distributions:
   Distributions from net investment income                        (0.12)           (0.17)        (0.17)
   Distributions from net realized gain on investments sold        (1.29)           (0.78)        (1.77)
   Total distributions                                             (1.41)           (0.95)        (1.94)
Net asset value, end of period                                    $24.22           $24.50        $23.33
Total investment return at net asset value(2) (%)                   5.18(4)          5.17          3.32
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       4,627           10,591        12,141
Ratio of expenses to average net assets (%)                         1.67(5)          1.75          1.79
Ratio of net investment income to average net assets (%)            0.84(5)          0.51          0.76
Portfolio turnover rate (%)                                           51               64            46


(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)   Class C shares began operations on May 1, 1998.

(4)   Not annualized.

(5)   Annualized.


56 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC.
For access to the Reference Room call
1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

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(C)2001 JOHN HANCOCK FUNDS, INC.                                     EQTPN  5/01